Commitments and Contingencies - Disclosure of Expected Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Statement Line Items [Line Items]
Total	$ 2,578
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Service and manufacturing	2,528
1 - 3 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	13
4 - 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	13
More than 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	$ 24